Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets net	$ 560
Tax credit carryforward, amount	$ 34,400	$ 28,100
Tax credit carryforward expiration period	2026 years
Foreign tax authority [Member]
Tax credit carryforward, amount	$ 8,800	$ 6,300
Tax credit carryforward expiration period	2022 years
Maximum [Member]
Percentage of valuation allowance against deferred tax asset	50.00%	50.00%